IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Market Risk [Line Items]
IRC (one-year measure)	$ 229.2	$ 147.4
Default risk [member]
Market Risk [Line Items]
IRC (one-year measure)	176.1	69.5
Migration risk [member]
Market Risk [Line Items]
IRC (one-year measure)	53.1	77.9
High risk [member]
Market Risk [Line Items]
IRC (one-year measure)	291.5	387.8
High risk [member] | Default risk [member]
Market Risk [Line Items]
IRC (one-year measure)	214.2	329.1
High risk [member] | Migration risk [member]
Market Risk [Line Items]
IRC (one-year measure)	155.5	145.1
Low risk [member]
Market Risk [Line Items]
IRC (one-year measure)	147.8	122.2
Low risk [member] | Default risk [member]
Market Risk [Line Items]
IRC (one-year measure)	71.5	69.4
Low risk [member] | Migration risk [member]
Market Risk [Line Items]
IRC (one-year measure)	33.3	27.3
Average risk [member]
Market Risk [Line Items]
IRC (one-year measure)	200.8	174.5
Average risk [member] | Default risk [member]
Market Risk [Line Items]
IRC (one-year measure)	143.2	110.5
Average risk [member] | Migration risk [member]
Market Risk [Line Items]
IRC (one-year measure)	$ 57.6	$ 64.0